Oct. 01, 2019
Institutional Class Prospectus | Boston Partners Small Cap Value Fund II
Boston Partners Small Cap Value Fund II

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Small Cap Value Fund II (the “Fund”)

Institutional Class (BPSIX)

Supplement dated October 1, 2019

to the Prospectus and Statement of Additional Information, each dated
December 31, 2018

Effective as of October 1, 2019, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the “Adviser”), has contractually agreed to lower its investment advisory fee to 0.95% of the Fund’s average daily net assets. The Adviser has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.10% of the Fund’s average daily net assets attributable to Institutional Class shares. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Prior to October 1, 2019, the Fund’s management fee was 1.00%.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Boston Partners Small Cap Value Fund II” of the Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.95%
Other expenses	0.14%
Acquired fund fees and expenses(2)	0.01%
Total annual Fund operating expenses	1.10%

(1)  Prior to October 1, 2019, the management fee was 1.00%.

(2)  Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,121	$3,497	$6,062	$13,402

* * * * *

Please retain this supplement for your reference.